Warrant liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 22, 2022	Dec. 31, 2022
Description Of Accounting Policy For Warrants Text Block Abstract
Warrants allow	45,454
Exercise price (in Dollars per share)	$ 13.2
Venture loan (in Dollars)	$ 10,000
Warrants are exerciseable	56,818
Grant date		10 years